Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables		SFr 3,697,723	SFr 762,453
Accrued expenses		1,048,575	1,433,106
Loan and borrowings			523,920
Non-current lease liabilities	SFr 403,015	461,485
Current lease liabilities	SFr 116,040	114,251
Derivative financial instruments		1,233	316,757
Total		5,323,267	3,036,236
Less than 3 months [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables		3,697,723	762,453
Accrued expenses		1,048,575	1,433,106
Loan and borrowings			473,920
Non-current lease liabilities
Current lease liabilities		28,231
Derivative financial instruments			310,439
Total		4,774,529	2,979,918
Between 3 months and 2 years [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings			50,000
Non-current lease liabilities		117,856
Current lease liabilities		86,020
Derivative financial instruments
Total		203,876	50,000
2 years and later [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables
Accrued expenses
Loan and borrowings
Non-current lease liabilities		343,629
Current lease liabilities
Derivative financial instruments		1,233	6,318
Total		344,862	6,318
Carrying amount [Member]
Financial instruments and risk management (Details) - Schedule of analysis the remaining contractual maturities of financial liabilities [Line Items]
Trade and other payables		3,697,723	762,453
Accrued expenses		1,048,575	1,433,106
Loan and borrowings			523,920
Non-current lease liabilities		461,485
Current lease liabilities		114,251
Derivative financial instruments		1,233	316,757
Total		SFr 5,323,267	SFr 3,036,236